Revenues - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 89,569	$ 158,381	$ 126,399
China
Disaggregation Of Revenue [Line Items]
Total Revenue	9,631	50,862	62,104
Japan
Disaggregation Of Revenue [Line Items]
Total Revenue	47,565	57,695	24,316
Hong Kong
Disaggregation Of Revenue [Line Items]
Total Revenue	2,771	14,664	12,211
Taiwan
Disaggregation Of Revenue [Line Items]
Total Revenue	635	5,153	7,119
North America
Disaggregation Of Revenue [Line Items]
Total Revenue	23,513	15,254	6,901
Southeast Asia
Disaggregation Of Revenue [Line Items]
Total Revenue	2,495	8,442	6,289
Europe
Disaggregation Of Revenue [Line Items]
Total Revenue	1,706	3,972	3,499
Others
Disaggregation Of Revenue [Line Items]
Total Revenue	$ 1,253	$ 2,339	$ 3,960